GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

18. GOODWILL AND INTANGIBLE ASSETS

Goodwill
The changes in Goodwill during 2012 and 2011 were as follows:

In millions of dollars
Balance at December 31, 2010	$26,152
Foreign exchange translation	(636)
Smaller acquisitions/divestitures, purchase accounting adjustments and other	44
Discontinued operations	(147)
Balance at December 31, 2011	$25,413
Foreign exchange translation	294
Smaller acquisitions/divestitures, purchase accounting adjustments and other	(21)
Discontinued operations	(13)
Balance at December 31, 2012	$25,673

The changes in Goodwill by segment during 2012 and 2011 were as follows:

	Global	Institutional
	Consumer	Clients		Corporate/
In millions of dollars	Banking	Group	Citi Holdings	Other	Total
Balance at December 31, 2010	$10,701	$10,826	$4,625	$—	$26,152
Goodwill acquired during 2011	$—	$19	$—	$—	$19
Goodwill disposed of during 2011	—	(6)	(153)	—	(159)
Other (1)	(465)	(102)	(32)	—	(599)
Balance at December 31, 2011	$10,236	$10,737	$4,440	$—	$25,413
Goodwill acquired during 2012	$—	$—	$—	$—	$—
Goodwill disposed of during 2012	—	—	(8)	—	(8)
Other (1)	20	244	4	—	268
Intersegment transfers in/(out) (2)	4,283	—	(4,283)	—	—
Balance at December 31, 2012	$14,539	$10,981	$153	$—	$25,673

(1)	Other changes in Goodwill primarily reflect foreign exchange effects on non-dollar-denominated goodwill, discontinued operations in 2012, and purchase accounting adjustments.
(2)	Primarily includes the transfer of the substantial majority of the Citi retail services business from Citi Holdings—Local Consumer Lending to Citicorp—North America Regional Consumer Banking during the first quarter of 2012. See Note 4 to the Consolidated Financial Statements for a further discussion of this segment transfer.

     Goodwill impairment testing is performed at the level below the business segments (referred to as a reporting unit). The reporting unit structure in 2012 was the same as the reporting unit structure in 2011, although certain underlying businesses were transferred between certain reporting units in the first quarter of 2012, as discussed further below.
     As of January 1, 2012, a substantial majority of the Citi retail services business previously included within the Local Consumer Lending—Cards reporting unit was transferred to North America—Regional Consumer Banking. In addition, certain small businesses included within the Local Consumer Lending—Cards reporting unit were transferred to Local Consumer Lending—Other. Additionally, an insurance business in El Salvador within Brokerage and Asset Managementwas transferred to Latin America Regional Consumer Banking. Goodwill affected by the reorganization was reassigned from Local Consumer Lending—Cards andBrokerage and Asset Management to those reporting units that received businesses using a relative fair value approach. Subsequent to January 1, 2012, goodwill has been allocated to disposals and tested for impairment under the reporting unit structure reflecting these transfers. An interim goodwill impairment test was performed on the impacted reporting units as of January 1, 2012, resulting in no impairment.
     The Company performed its annual goodwill impairment test as of July 1, 2012 resulting in no impairment for any of the reporting units.
     As per ASC 350, Intangibles—Goodwill and Other management elected to perform a qualitative assessment for the Transaction Services reporting unit. Through consideration of various factors including excess of fair value over the carrying value in prior year, projected growth via positive cash flows, and no adverse changes anticipated in the business and macroeconomic environment, management determined that it is not more-likely-than-not that the fair value of this reporting unit is less than its carrying amount and therefore the two-step impairment test was not required.
     No goodwill was deemed impaired in 2010, 2011 and 2012.

     The following table shows reporting units with goodwill balances as of December 31, 2012 and the excess of fair value as a percentage over allocated book value as of the annual impairment test.

In millions of dollars
	Fair value as a % of
Reporting unit (1)	allocated book value		Goodwill
North America Regional Consumer Banking	225%		$6,803
EMEA Regional Consumer Banking	150%		$366
Asia Regional Consumer Banking	281%		$5,489
Latin America Regional Consumer Banking	186%		$1,881
Securities and Banking	137%		$9,378
Transaction Services	1,336	% (2)	$1,603
Brokerage and Asset Management	121%		$42
Local Consumer Lending—Cards	110%		$111

(1)	Local Consumer Lending—Other is excluded from the table as there is no goodwill allocated to it.
(2)	Transaction Services: 2011 fair value has been carried forward for this reporting unit for purposes of the 2012 annual impairment test as discussed above.

     Citigroup engaged an independent valuation specialist in 2011 and 2012 to assist in Citi’s valuation for most of the reporting units employing both the market approach and the discounted cash flow (DCF) method. Citi believes that the DCF method, using management projections for the selected reporting units and an appropriate risk-adjusted discount rate, is the most reflective of a market participant’s view of fair values given current market conditions. For the reporting units where both methods were utilized in 2011 and 2012, the resulting fair values were relatively consistent and appropriate weighting was given to outputs from both methods.
     While no impairment was noted in step one of the Local Consumer Lending—Cards reporting unit impairment test as of July 1, 2012, goodwill present in the reporting unit may be particularly sensitive to further deterioration in economic conditions.
     Under the market approach for valuing this reporting unit, the key assumption is the price multiple. The selection of the multiple considers operating performance and financial condition such as return on equity and net income growth of Local Consumer Lending—Cards as compared to those of selected guideline companies. Among other factors, the level and expected growth in return on tangible equity relative to those of the guideline companies is considered. Since the guideline company prices used are on a minority interest basis, the selection of the multiple considers the guideline acquisition prices which reflect control rights and privileges in arriving at a multiple that reflects an appropriate control premium.

     For the Local Consumer Lending—Cards valuation under the income approach, the assumptions used as the basis for the model include cash flows for the forecasted period, assumptions embedded in arriving at an estimation of the terminal year value and discount rate. The cash flows are estimated based on management’s most recent projections available as of the testing date, giving consideration to target equity capital requirements based on selected guideline companies for the reporting unit. In arriving at a terminal value for Local Consumer Lending—Cards, using 2015 as the terminal year, the assumptions used included a long-term growth rate. The discount rate used in the analysis is based on the reporting units’ estimated cost of equity capital computed under the capital asset pricing model.
     If the future were to differ adversely from management’s best estimate of key economic assumptions and associated cash flows were to decrease by a small margin, the Company could potentially experience future impairment charges with respect to the $111 million goodwill remaining in its Local Consumer Lending—Cards reporting unit. Any such charge, by itself, would not negatively affect the Company’s regulatory capital ratios, tangible common equity or liquidity position.

INTANGIBLE ASSETS
The components of intangible assets were as follows:

	December 31, 2012			December 31, 2011
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
In millions of dollars	amount	amortization	amount	amount	amortization	amount
Purchased credit card relationships	$7,632	$5,726	$1,906	$7,616	$5,309	$2,307
Core deposit intangibles	1,315	1,019	296	1,337	965	372
Other customer relationships	767	380	387	830	356	474
Present value of future profits	239	135	104	235	123	112
Indefinite-lived intangible assets	487	—	487	492	—	492
Other (1)	4,764	2,247	2,517	4,866	2,023	2,843
Intangible assets (excluding MSRs)	$15,204	$9,507	$5,697	$15,376	$8,776	$6,600
Mortgage servicing rights (MSRs)	1,942	—	1,942	2,569	—	2,569
Total intangible assets	$17,146	$9,507	$7,639	$17,945	$8,776	$9,169

(1)	Includes contract-related intangible assets.

     Intangible assets amortization expense was $856 million, $898 million and $976 million for 2012, 2011 and 2010, respectively. Intangible assets amortization expense is estimated to be $812 million in 2013, $723 million in 2014, $689 million in 2015, $766 million in 2016, and $550 million in 2017.

The changes in intangible assets during 2012 were as follows:

	Net carrying						Net carrying
	amount at				FX		amount at
	December 31,	Acquisitions/			and	Discontinued	December 31,
In millions of dollars	2011	divestitures	Amortization	Impairments	other (1)	operations	2012
Purchased credit card relationships	$2,307	$—	$(402)	$—	$1	$—	$1,906
Core deposit intangibles	372	—	(84)	—	8	—	296
Other customer relationships	474	—	(45)	—	(42)	—	387
Present value of future profits	112	—	(9)	—	1	—	104
Indefinite-lived intangible assets	492	(8)	—	—	3	—	487
Other	2,843	2	(316)	(6)	13	(19)	2,517
Intangible assets (excluding MSRs)	$6,600	$(6)	$(856)	$(6)	$(16)	$(19)	$5,697
Mortgage servicing rights (MSRs) (2)	2,569						1,942
Total intangible assets	$9,169						$7,639

(1)	Includes foreign exchange translation and purchase accounting adjustments.
(2)	See Note 22 to the Consolidated Financial Statements for the roll-forward of MSRs.